Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	23-1707341
Total investments, including participant loans	$ 1,028,010,637
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Common Stock | Interest rates range from 4.25% to 9.50% with maturity dates from 2025 to 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans	$ 6,020,796
Investment, Identifier [Axis]: Common Stock | SEI Investments Company | Common Stock, $.01 par value per share
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 38,414,559
Investment, par value | $ / shares	$ 0.01
Investment, Identifier [Axis]: Common/Collective Trust | PIMCO Collective Investment Trust II | PIMCO Stable Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 27,481,659
Investment, Identifier [Axis]: Common/Collective Trust | SEI Core Strategies Collective Trust | SEI Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,153,469
Investment, Identifier [Axis]: Common/Collective Trust | SEI Core Strategies Collective Trust | SEI Emerging Markets Debt Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,909,151
Investment, Identifier [Axis]: Common/Collective Trust | SEI Core Strategies Collective Trust | SEI High Yield Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,486,560
Investment, Identifier [Axis]: Common/Collective Trust | SEI Core Strategies Collective Trust | SEI Large Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	108,511,994
Investment, Identifier [Axis]: Common/Collective Trust | SEI Core Strategies Collective Trust | SEI Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	43,879,954
Investment, Identifier [Axis]: Common/Collective Trust | SEI Core Strategies Collective Trust | SEI U.S. Managed Volatility Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,225,737
Investment, Identifier [Axis]: Common/Collective Trust | SEI Core Strategies Collective Trust | SEI World Equity ex-US Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	42,594,992
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,019,450
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	0
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,636,656
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,307,674
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,118,450
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	45,183,217
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	63,278,867
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	58,411,933
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	52,898,355
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	61,990,436
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	31,231,516
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	45,191,404
Investment, Identifier [Axis]: Common/Collective Trust | SEI Target Date Collective Trust | SEI Target Date 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,154,156
Investment, Identifier [Axis]: Common/Collective Trust | SSGA Global All Cap Equity ex-U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	21,855,771
Investment, Identifier [Axis]: Common/Collective Trust | SSGA Investment Funds | State Street S&P 500® Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	174,994,504
Investment, Identifier [Axis]: Common/Collective Trust | State Street Russell Small/Mid Cap ® Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	34,274,487
Investment, Identifier [Axis]: Mutual Funds | SEI Daily Income Trust | Government Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,229,039
Investment, Identifier [Axis]: Mutual Funds | SEI Institutional Managed Trust | Real Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,403,443
Investment, Identifier [Axis]: Participant-Directed Brokerage Account | Charles Schwab & Co. | Participant-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 69,152,408